Property, plant and equipment (Tables)	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Schedule of property, plant and equipment

	Buildings	Equipment	Vehicles	Computer	Total
	$	$	$	$	$
COST
As of December 31, 2024	3,078,725	18,902,656	277,802	821,743	23,080,926
Addition	—	96,447	158,510	—	254,957
Recovery	—	79,750	—	—	79,750
Disposal	—	(79,750)	—	—	(79,750)
Sale of Mineral Ridge (Note 5)	(2,591,443)	(17,519,650)	(226,202)	(780,982)	(21,118,277)
As of December 31, 2025	487,282	1,479,453	210,110	40,761	2,217,606
Addition	—	201,958	—	—	201,958
Disposal	—	(550,100)	—	—	(550,100)
As of June 30, 2026	487,282	1,131,311	210,110	40,761	1,869,464

ACCUMULATED DEPRECIATION
As of December 31, 2024	(2,724,525)	(14,823,276)	(277,802)	(821,743)	(18,647,346)
Addition	(2,260)	(220,400)	(31,702)	—	(254,362)
Sale of Mineral Ridge (Note 5)	2,248,543	14,576,870	226,202	780,982	17,832,597
As of December 31, 2025	(478,242)	(466,806)	(83,302)	(40,761)	(1,069,111)
Addition	(1,130)	(86,633)	(15,852)	—	(103,615)
Disposal	—	110,020	—	—	110,200
As of June 30, 2026	(479,372)	(443,419)	(99,154)	(40,761)	(1,062,706)

Net book value as of June 30, 2026	7,910	687,892	110,956	—	806,758
Net book value as of December 31, 2025	9,040	1,012,647	126,808	—	1,148,495